Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2018
Share-Based Compensation Plans
Schedule of changes in phantom shares options

	12/31/2018	12/31/2017	12/31/2016
	Number of	Number of	Number of
	shares	shares	shares

Available at the beginning of the year	5,055,519	3,048,991	3,570,103
Granted during the year	1,415,476	3,035,488	1,092,921
Intercompany transfer	—	—	32,061
Exercised (a)	(751,859)	(695,532)	(1,144,900)
Exercised due to dismissal (a)	(153,601)	(161,270)	(138,896)
Abandoned / prescribed due to dismissal	(520,178)	(172,158)	(362,298)
Available at the end of the year	5,045,357	5,055,519	3,048,991
(a)	For share options exercised and those exercised due to employment termination, the average price on December 31, 2018 and 2017 was R$ 47.77 and R$ 19.84, respectively.

Schedule of outstanding phantom shares option plans

On December 31, 2018, outstanding phantom shares option plans are as follows:

		12/31/2018
			Fair value on
		2~~nd~~ exercise	the grant	No. of options
Program	Grant date	date	date	granted
Deferral 2014	3/1/2015	3/1/2019	R$ 10.80	187,263
SAR 2015	4/1/2015	4/1/2020	R$ 11.69	3,635
SAR 2015 - September	9/1/2015	9/1/2020	R$ 15.99	4,340
Deferral 2015	3/1/2016	3/1/2019	R$ 16.93	72,096
Deferral 2015	3/1/2016	3/1/2020	R$ 16.93	72,096
SAR 2016	4/1/2016	4/1/2021	R$ 15.96	568,215
PLUS 2016	4/1/2016	4/1/2021	R$ 15.96	192,142
SAR 2016 - October	10/3/2016	10/3/2021	R$ 11.03	8,934
SAR 2017	4/3/2017	4/3/2022	R$ 13.30	938,457
PLUS 2017	4/3/2017	4/3/2022	R$ 13.30	235,578
ILP 2017 - 36	4/3/2017	4/3/2020	R$ 13.30	304,512
ILP 2017 - 48	4/3/2017	4/3/2021	R$ 13.30	304,512
ILP 2017 - 60	4/3/2017	4/3/2022	R$ 13.30	304,512
ILP 2017 - CAB	5/1/2017	5/1/2020	R$ 13.30	307,141
ILP 2017 - 36 Oct.	10/2/2020	10/2/2020	R$ 15.87	126,444
ILP 2017 - 48 Oct.	10/2/2021	10/2/2021	R$ 15.87	42,008
ILP 2017 - 60 Oct.	10/2/2022	10/2/2022	R$ 15.87	42,008
Deferral 2017	3/1/2018	3/1/2021	R$ 19.88	196,535
Deferral 2017	3/1/2018	3/1/2022	R$ 19.88	196,535
ILP 2018	4/2/2018	2/4/2018	R$ 21.45	15,851
SAR 2018	4/2/2018	2/4/2018	R$ 21.45	841,735
PLUS 2018	4/2/2018	2/4/2018	R$ 21.45	80,808
		TOTAL		5,045,357

Summary of assumptions used to calculate fair value of options

Indexes on December 31, 2018
Options
			SAR 2016 and	SAR 2017 and	SAR 2018 and
Description of assumptions	Program III	SAR 2015	Plus 2016	Plus 2017	Plus 2018
Calculation Model	Binomial	Monte Carlo	Monte Carlo	Monte Carlo	Monte Carlo
Asset base price (per share)	R$ 7.73	R$ 42.46	R$ 42.46	R$ 42.46	R$ 42.46
Expectation of volatility (a)	40.47 % p.a.	44.36 % p.a.	44.36 % p.a.	44.36 % p.a.	44.36 % p.a.
Phantom stock/options average life expectancy (b)	Equal to option life
Dividends expectancy (c)	3.49 % p.a.	1% p.a.	1% p.a.	1% p.a.	1% p.a.
Risk-free weighted average interest rate (d)	8.99%	8.72%	8.72%	8.72%	8.72%
(a)

The expectation of volatility was calculated for each exercise date, taking into account the remaining time to complete the vesting year, as well as the historical volatility of returns, considering a standard deviation of 745 observations of returns;

(b)	The expectation of average life of phantom stocks and stock options was defined by the remaining term until the limit exercise date;
(c)	The expectation of dividends was defined based on historical earnings per share of the Suzano;
(d)

Risk-free weighted average interest rate used was the BRL yield curve (DI expectation) observed on the open market, which is the best comparison basis with the Brazilian market risk-free interest rates. The rate used for each exercise date changes according to the vesting year.

Schedule of amounts corresponding to services received and recognized

	Liabilities and equity		Income Statement
	12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2016

Non-current liabilities
Provision for phantom stock plan	124,318	38,320	(126,439)	(32,192)	529

Shareholders' equity
Stock option reserve	5,100	14,237	(5,170)	(1,521)	(3,337)

Total general and administrative expenses from share-based transactions			(131,609)	(33,715)	(2,808)